INCOME TAXES - Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Capital loss carry-forward
Valuation allowance		$ (168,133)	$ (147,912)
Base amount limitation of net operating loss deduction | €	€ 1,000
Limitation on net operating losses deduction as a percentage of taxable income (as a percent)	50.00%
Amount of taxable income over which the percentage limitation is applied | €	€ 1,000
Unrecognized tax benefits		4,474	4,628	$ 4,482
Unrecognized tax benefits that would impact effective tax rate		559	447
Accruals of interest and penalties		50	56
Estimated reduction over next 12 months		833
Automotive Business
Capital loss carry-forward
Capital loss carry-forwards		3,291
Cananda
Capital loss carry-forward
Capital loss carry-forwards		8,626
Investment tax credits | Cananda
Capital loss carry-forward
Tax credit carried forward			23,500
Investment tax credits | Canadian Provincial
Capital loss carry-forward
Tax credit carried forward			10,724
R&D tax credit | Cananda
Capital loss carry-forward
Tax credit carried forward		6,989
R&D tax credit | U.S.
Capital loss carry-forward
Tax credit carried forward			$ 6,445
U.S. | Foreign subsidiaries | U.S.
Capital loss carry-forward
Net operating loss carry-forwards		78,406
U.S. | Foreign subsidiaries | U.S. | Indefinite-lived Intangible Assets
Capital loss carry-forward
Net operating loss carry-forwards		22,417
U.S. | Foreign subsidiaries | U.S. | Finite-Lived Intangible Assets
Capital loss carry-forward
Net operating loss carry-forwards		55,989
Sweden | Foreign subsidiaries
Capital loss carry-forward
Net operating loss carry-forwards		876
Norway | Foreign subsidiaries
Capital loss carry-forward
Net operating loss carry-forwards		25
Luxembourg | Foreign subsidiaries
Capital loss carry-forward
Net operating loss carry-forwards		90,874
Luxembourg | Foreign subsidiaries | Indefinite-lived Intangible Assets
Capital loss carry-forward
Net operating loss carry-forwards		38,763
Luxembourg | Foreign subsidiaries | Finite-Lived Intangible Assets
Capital loss carry-forward
Net operating loss carry-forwards		52,111
France | Foreign subsidiaries | France
Capital loss carry-forward
Net operating loss carry-forwards		275,430
France | Foreign subsidiaries | R&D tax credit
Capital loss carry-forward
Tax credit carried forward		3,226
France | Foreign subsidiaries | Employment tax credit
Capital loss carry-forward
Tax credit carried forward		$ 119